Finance Income and Finance Costs (Tables)	12 Months Ended
Mar. 31, 2019
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Disclosure Components of Finance Income
Finance income

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Interest income	6,028	5,710	6,241
Other	76	1,933	81

Total	6,104	7,644	6,322

Disclosure Components of Finance costs
Finance costs

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Interest expense	19,133	21,339	19,292
Other	3,311	3,245	2,293

Total	22,445	24,584	21,586